Financial Instruments - Summary of aging of Trade and Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 1,641.6	₨ 124,421.2	₨ 126,790.8
Finance receivables	4,384.5	332,312.1	347,149.1
Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(112.3)	(8,515.7)	(9,891.9)
Finance receivables	(238.5)	(18,074.3)	(12,476.8)
Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,351.7	102,445.8	102,659.4
Finance receivables	4,208.4	318,963.4	332,748.8
Not due [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(6.7)	(509.5)	(307.8)
Finance receivables	(161.3)	(12,223.3)	(9,383.1)
Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	173.5	13,153.0	14,166.7
Finance receivables	70.0	5,302.2	8,099.8
Overdue up to 3 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(4.6)	(347.4)	(291.1)
Finance receivables	(2.1)	(160.8)	(611.2)
Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	25.1	1,905.3	2,397.6
Overdue 3-6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(2.1)	(161.9)	(69.3)
Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	91.3	6,917.1	7,567.1
Overdue more than 6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(98.9)	(7,496.9)	(9,223.7)
Overdue more than 6 months [Member] | Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables overdue more than six months, considered recoverable		5,144.8	5,389.1
Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	106.1	8,046.5	6,300.5
Later than three months [member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	(75.1)	(5,690.2)	(2,482.5)
Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,753.9	132,936.9	136,682.7
Finance receivables	4,623.0	350,386.4	359,625.9
Cost [Member] | Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,358.4	102,955.3	102,967.2
Finance receivables	4,369.7	331,186.7	342,131.9
Cost [Member] | Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	178.1	13,500.4	14,457.8
Finance receivables	72.1	5,463.0	8,711.0
Cost [Member] | Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	27.2	2,067.2	2,466.9
Cost [Member] | Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	190.2	14,414.0	16,790.8
Cost [Member] | Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	$ 181.2	₨ 13,736.7	₨ 8,783.0